SCHNEIDER VALUE FUND (Prospectus Summary) | SCHNEIDER VALUE FUND
SUMMARY SECTION
Investment Goal
The Schneider Value Fund (the "Fund") seeks long-term capital growth by investing primarily in common stocks of companies that have a market capitalization of $1 billion or greater and which Schneider Capital Management

Company (the "Adviser") believes are undervalued. There can be no guarantee that the Fund will achieve its investment objective.

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SCHNEIDER VALUE FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SCHNEIDER VALUE FUND
Management fees		0.70%
Distribution (12b-1) Fees		none
Other expenses		0.37%
Total Annual Fund Operating Expenses		1.07%
Fee waivers and expense reimbursements	[1]	(0.17%)
Net expenses		0.90%
[1]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.90%. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.90%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCHNEIDER VALUE FUND	92	323	574	1,290

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

67.80% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 65% of the Fund's net assets (including borrowings for investment purposes) will be invested in companies with capitalizations, of at least $1 billion or greater. The Adviser examines various factors in determining the value characteristics of such companies including price-to-book value ratios and price-to-earnings ratios. The Fund invests primarily in common stock of companies the Adviser believes are undervalued. The fund may invest in convertible securities without regard to their credit ratings. The Fund may also invest up to 20% of the value of its net assets in securities of foreign issuers, including American Depositary Receipts ("ADRs").

Principal Risks
o The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. Therefore,

the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer, and any call provision.

o Value investing involves the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

o Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition,

investments in foreign securities are generally denominated in foreign currency.

As a result, changes in the value of those currencies compared to the U.S.

dollar may affect the value of the Fund's investments.

Risk/Return Information
The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results.

Performance reflects fee waivers in effect. If fee waivers were not in place,

the Fund's performance would be reduced. Updated performance information is available at www.schneidercap.com or 1-888-520-3277.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for

the periods reflected in the chart above):

Best Quarter: 27.80% (Qtr. ended September

30, 2009)

Worst Quarter: (29.81)% (Qtr. ended December

31, 2008)

Year-to-date total return for the nine

months ended September 30, 2011: (26.09)%

Average Annual Total Returns
The table below compares the Fund's average annual total returns for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
SCHNEIDER VALUE FUND	Before Taxes		17.79%	(1.92%)	9.39%
SCHNEIDER VALUE FUND After Taxes on Distributions	After Taxes on Distributions	[1]	17.52%	(2.96%)	8.08%
SCHNEIDER VALUE FUND After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares		11.56%	(2.08%)	7.69%
SCHNEIDER VALUE FUND Russell 1000® Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[2]	15.51%	1.28%	8.00%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
[2]	The Russell 1000® Value Index is an unmanaged index composed of the securities in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is comprised of the 1,000 largest U.S. companies based on total market capitalization.